Consolidated Balance Sheet - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Vessel held for sale	$ 8,083,405	$ 0
Cash and cash equivalents	56,903,038	39,457,407
Receivables, trade	27,460,132	27,264,803
Working capital advances	0	3,100,000
Prepayments	1,291,399	1,412,875
Advances and deposits	2,132,804	3,015,807
Other receivables	786,084	0
Inventories	12,812,039	9,632,246
Total current assets	109,468,901	83,883,138
Non-current assets
Vessels and equipment, net of accumulated depreciation of $135.2 million (2017: $110.2 million)	721,492,473	751,816,840
Ballast water treatment systems, net of accumulated depreciation of $0 (2017: $0)	528,774	0
Deferred drydock expenditure, net of accumulated amortization of $11.5 million (2017: $10.8 million)	7,127,364	4,118,168
Deposit for vessel acquisition	0	1,635,000
Leasehold improvements, net of accumulated depreciation of $0.2 million (2017: $0.1 million)	423,620	446,532
Other non-current assets, net of accumulated depreciation of $0.8 million (2017: $0.6 million)	3,549,511	3,640,311
Operating lease, right of use asset	2,169,158	0
Total non-current assets	735,290,900	761,656,851
TOTAL ASSETS	844,759,801	845,539,989
Current liabilities
Payables, trade	24,608,108	16,104,399
Other payables	35,900	6,265
Accrued interest on loans and finance leases	1,732,859	1,537,976
Current portion of long-term debt	22,834,543	37,071,548
Current portion of finance lease obligations	25,849,200	3,537,466
Current portion of operating lease obligations	477,147	0
Total current liabilities	75,537,757	58,257,654
Non-current liabilities
Non-current portion of long-term debt	205,519,705	367,352,022
Non-current portion of finance lease obligations	215,626,898	38,956,553
Non-current portion of operating lease obligations	1,491,507	0
Total non-current liabilities	422,638,110	406,308,575
Equity
Share capital ($0.01 par value, 250,000,000 shares authorised, 35,019,232 issued and 33,097,831 outstanding at December 31, 2018 and 34,061,357 issued and 32,139,956 outstanding at December 31, 2017)	350,192	340,613
Additional paid in capital	414,508,403	405,549,985
Treasury stock (1,921,401 shares at December 31, 2018 and 1,921,401 shares at December 31, 2017)	(15,348,909)	(15,348,909)
Accumulated deficit	(52,925,752)	(9,567,929)
Total equity	346,583,934	380,973,760
TOTAL LIABILITIES AND EQUITY	$ 844,759,801	$ 845,539,989